Loan Payable	12 Months Ended
Jun. 30, 2022
Loan Payable [Abstract]
Loan Payable
8.	Loan Payable

On November 29, 2021, the Company entered into a loan agreement for USD $692,970 (CAD $873,253) (the “Loan”). The Loan bears an interest rate of 4.7% and is payable in monthly instalments of USD $78,512. Interest related to the Loan totaled $16,226 and was included in interest on loan and debentures. The Loan matured on August 18, 2022.